CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, authorized		100,000,000	100,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, issued	873,064,371	865,564,371	177,629,939
Common stock, outstanding	873,064,371	865,564,371	177,629,939
Series A Preferred Stock
Mezzanine stock, authorized	1,000,000	1,000,000	1,000,000
Mezzanine stock, issued	1,000,000	1,000,000	1,000,000
Mezzanine stock, outstanding	1,000,000	1,000,000	1,000,000
Preferred stock, par value	$ 1,000,000
Preferred stock, authorized	1,000,000	1,000,000	1,000,000
Preferred stock, issued	1,000,000	1,000,000	1,000,000
Preferred stock, outstanding		1,000,000	1,000,000
Series B Preferred Stock
Mezzanine stock, authorized	3,000,000	3,000,000	3,000,000
Mezzanine stock, issued	2,588,693	2,588,693	2,588,693
Mezzanine stock, outstanding	2,588,693	2,588,693	2,588,693
Preferred stock, par value	$ 3,000,000
Preferred stock, authorized	2,588,693	3,000,000	3,000,000
Preferred stock, issued	2,588,693	2,588,693	2,588,693
Preferred stock, outstanding		2,588,693	2,588,693
Series C Preferred Stock
Mezzanine stock, authorized	3,000,000
Mezzanine stock, issued	0
Mezzanine stock, outstanding	0
Preferred stock, par value	$ 3,000,000
Preferred stock, authorized	0	3,000,000	3,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding		0	0
Series D Preferred Stock
Mezzanine stock, authorized	10,000,000
Mezzanine stock, issued	30,749
Mezzanine stock, outstanding	30,749
Preferred stock, par value	$ 10,000,000
Preferred stock, authorized	30,749	20,000,000	20,000,000
Preferred stock, issued	30,749	0	0
Preferred stock, outstanding		0	0